Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2024
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment

Plant and equipment consist of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Office equipment	$39,602	$39,602
Less: Accumulated depreciation	(39,602)	(35,775)
Plant and equipment, net	$-	$3,827